FORWARD CONTRACT (Details)	12 Months Ended			1 Months Ended		12 Months Ended		24 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Aug. 31, 2010 Forward Contract USD ($)	Aug. 31, 2010 Forward Contract JPY (¥)	Dec. 31, 2011 Forward Contract USD ($)	Dec. 31, 2010 Forward Contract USD ($)	Dec. 31, 2011 Forward Contract USD ($)
Forward contract
Amount deposited into bank					¥ 3,389,200,000
Amount deposited into bank				40,000,000
Term of fixed interest rate deposit				1 year	1 year
Expiration period of forward contract				1 year	1 year
Gain or loss from the change in fair value of forward contract		2,465,000	(2,465,000)			2,465,000	(2,465,000)	0
Foreign exchange gains/ (loss)	454,000	(1,579,000)	1,504,000			(2,078,000)	1,504,000	(574,000)
Interest income	$ 6,456,000	$ 5,226,000	$ 1,991,000			$ 1,209,000	$ 712,000	$ 1,921,000